INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (19,638)	$ (19,110)	$ (12,780)
Foreign	(2,507)	8	138
Loss before income taxes	$ (22,145)	$ (19,102)	$ (12,642)